INCOME TAXES - COMPONENTS OF DEFERRED TAX ASSETS AND LIABILITIES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Deferred Tax Assets, Net of Valuation Allowance [Abstract]
- Allowance for doubtful accounts		¥ 19,553,000	$ 1,792	¥ 12,323,000
- Deferred revenue		4,895,000	350	2,407,000
- Accruals		25,256,000	3,781	25,993,000
- Tax losses		159,782,000	19,613	134,855,000
- Property and equipment		3,424,000	306	2,105,000
- Intangible assets		2,001,000	214	1,469,000
- Long-term investment impairment		1,500,000	140	960,000
- Impairment loss for long lived assets		68,508,000	3,587	24,663,000
- Unrealized profit		71,760,000	10,453	71,868,000
Less: valuation allowance		(356,679,000)	(40,236)	(276,643,000)
Total Deferred tax assets
Change in the valuation allowance	¥ 79,052,000	¥ 148,711,000